UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [X ];          Amendment Number:_1_____
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MANAGED ACCOUNT ADVISORS, LLC
Address: 101 Hudson Street, 9th Floor
         Jersey City, New Jersey 07302

13F File Number: 028-12631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gloria Greco
Title: Chief Compliance Officer
Phone: 212-670-0187

Signature, Place and Date of Signing:

__________________________________________________________________________
/s/ Gloria Greco     New York, New York     July 2, 2009



This report lists Section 13 (f) securities positions over which Managed Account Advisors LLC (MAA) exercises investment discretion. MAA is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. (ML&Co.). Notwithstanding its subsidiary relationship to ML&Co., with respect to the Positions reported herein, MAA represents that it in fact exercises investment discretion independent from ML&Co. and disclaims sharing of investment discretion with ML&Co.

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE



Report Summary:




Number of Other Included Managers:
     0



Form 13F Information Table Entry Total:
1



Form 13F Information Table Value Total:
     $      10,213     (thousands)



List of Other Included Managers:


No.   13F File Number          Name

MANAGED ACCOUNT ADVISORS, LLC
FORM 13F INFORMATION TABLE
March 31, 2009
COLUMN 1               COLUMN 2          COLUMN 3  COLUMN 4  COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8

                                                    VALUE   SHARES/  SH/PRN  INVSTMT  OTHR         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PUT/CALL   DSCRETN  MGRS    SOLE    SHARED   OTHER
--------------         --------------   -----    -------  ------- -------- ------- ----     ----    ------     -----
TYCO INTL LTD NAMEN-A   COM             H89128104  10213   522152  SH         SOLE           522152      0         0